FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS
20.	FAIR VALUE MEASUREMENTS

The guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are unobservable.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2011 were as follows:

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		¥10		¥10
Corporate bonds		1,440		1,440
Mutual funds	¥421	2,733		3,154

Total marketable securities	421	4,183		4,604

Investments:
Listed shares	31,130			31,130
Mutual funds	97			97

Total investments	31,227			31,227

Derivative instruments:
Foreign exchange contracts		74		74

Total assets	¥31,648	¥4,257		¥35,905

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(12)		¥(12)

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	278	2,772		3,050

Total marketable securities	781	4,059		4,840

Investments:
Listed shares	29,137			29,137
Mutual funds	99			99

Total investments	29,236			29,236

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥30,017	¥4,083		¥34,100

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		$121		$121
Corporate bonds		17,474		17,474
Mutual funds	$5,109	33,163		38,272

Total marketable securities	5,109	50,758		55,867

Investments:
Listed shares	377,745			377,745
Mutual funds	1,177			1,177

Total investments	378,922			378,922

Derivative instruments:
Foreign exchange contracts		898		898

Total assets	$384,031	$51,656		$435,687

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(146)		$(146)

Marketable securities and investments presented in Level 1 are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Bonds presented in Level 2 are valued by the financial institution using quoted market price for identical instruments in markets that are not active and mutual funds presented in Level 2 are valued by the financial institution based on quoted prices in both active and inactive market for identical instruments which comprise funds.

As presented in Note 3, the Companies recorded impairment charges on marketable securities and investments if a decline in fair value of marketable securities and investments is determined to be other than temporary.

Derivative instruments are composed of foreign currency exchange contracts. Financial instruments presented in Level 2 are valued using quotes obtained from third parties.

The changes in the fair value of the foreign currency exchange contracts are recorded in earnings, since the foreign currency exchange contracts are not designated as a hedge. The Companies recognized a gain of ¥89 million ($1,080 thousand), a loss of ¥8 million and a gain of ¥103 million in other — net of other income (expenses) in the years ended March 31, 2012, 2011 and 2010, respectively.

The Companies recorded the derivative instruments as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥74 million ($898 thousand) and ¥12 million ($146 thousand), respectively as of March 31, 2012. The derivative instruments are presented as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥24 million and ¥49 million as of March 31, 2011.

Assets Measured at Fair Value on a Nonrecurring Basis

There were no significant assets or liabilities that were measured at fair value on a nonrecurring basis as of March 31, 2012.

Assets measured at fair value on a nonrecurring basis as of March 31, 2011 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)

Buildings and building improvements held and used, with a carrying amount of ¥107 million were written down to their fair value of 0, because the Companies decided to abandon an office building. An impairment charge of ¥107 million was included in earrings for the year ended March 31, 2011, in Wacoal Business (Domestic) Segment.

Certain unlisted securities with a carrying amount of ¥236 million were written down to their fair value of ¥17 million in connection with the decline in fair value, which was mainly caused by a downturn of investees’ business operations. Impairment charges of ¥219 million were included in earrings for the year ended March 31, 2011. These unlisted securities presented in Level 3 are valued based on the net assets value of the investees adjusted using cash flows and other factors that would impact the fair value.

As of the end of March 31, 2011, goodwill with a carrying amount of ¥11,203 million is written down to its implied fair value of ¥10,367 million, resulting in an impairment charge of ¥836 million, which is included in earnings for the year ended March 31, 2011. To measure the fair values of the reporting units, the Companies used the expected present value of future cash flows and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows and appropriately risk-adjusted discount rates, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date.

Trademark with a carrying amount of ¥5,316 million as of March 31, 2011, was written down to its fair value of ¥4,757 million, resulting in recognition of an impairment charge of ¥559 million for the year ended March 31, 2011. The impairment arose due to the decline in its fair value, which was mainly caused by a downturn in consumption due to the general market conditions. To measure the fair value of the trademark, the Companies used the relief-from royalty method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date. Future cash flows were based on the management’s cash flow projections for the future five years, and after five these years, future cash flows were estimated using the perpetuity growth rate of 0%. The management’s cash flow projections were developed using estimates for expected future revenue growth rates, profit margins and working capital levels of the reporting units. The rate of royalty used for the valuation was based on the actual royalty ratio used in transactions. The risk-adjusted discount rate represents a weighted-average cost of capital (WACC) adjusted for inherent risk spread.

There was no impairment loss recognized related to the customer relationship for the year ended March 31, 2012.

Customer relationship with a carrying amount of ¥1,102 million and ¥2,401 million as of March 31, 2011 and 2010, respectively, were written down to its fair value of ¥725 million, resulting in recognition of impairment charges of ¥377 million for the year ended March 31, 2011 and ¥1,378 million, resulting in recognition of impairment charges of ¥1,023 million for the year ended March 31, 2010. The impairments recorded for these years arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the customer relationship, the Companies used the excess earnings method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the percentage of orders that the Companies expect to receive from the customers existed at the point of acquisition and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. The future cash flows were projected in the same way as described in the trademark. The percentage of orders that the Companies expect to receive from the customers existed at the point of acquisition was estimated based on the historical trend of the percentage of sales to the preacquisition customers. Risk-adjusted discount rate representing a WACC was determined using the capital asset pricing model.